Plant, Property and Equipment	12 Months Ended
Dec. 31, 2016
Plant, Property and Equipment

Note 4

Plant, Property and Equipment

The following table displays the details of Plant, property and equipment, which is stated at cost:

		(dollars in millions)
At December 31,	Lives (years)	2016	2015
Land	–	$667	$709
Buildings and equipment	7-45	27,117	25,587
Central office and other network equipment	3-50	136,737	129,201
Cable, poles and conduit	7-50	45,639	44,290
Leasehold improvements	5-20	7,627	7,104
Work in progress	–	5,710	4,907
Furniture, vehicles and other	3-20	8,718	8,365

		232,215	220,163
Less accumulated depreciation		147,464	136,622

Plant, property and equipment, net		$84,751	$83,541